Segment Information - Financial Segment Information for Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Revenue
Revenue	$ 21,356,228	$ 697,460	$ 23,517,064	$ 27,400,035
Operating profit (loss)	1,908,452	62,327	3,216,679	5,562,389
Depreciation expenses	(4,779,333)		(4,751,902)	(4,634,112)
Share of profit of associates	219,891	7,182	453,715	625,733
Interest income	193,189	$ 6,309	57,199	9,980
Interest expense	(265,957)		(142,439)	(120,998)
Purchase of property, plant and equipment	3,228,471		4,918,482	6,552,702
External [member]
Revenue
Revenue	21,356,228		23,517,064	27,400,035
Operating segments [member] | Testing [member]
Revenue
Revenue	4,394,726		5,243,997	5,899,600
Operating profit (loss)	514,707		1,253,477	1,814,021
Depreciation expenses	(1,065,689)		(1,042,455)	(921,999)
Purchase of property, plant and equipment	749,158		1,086,682	1,841,359
Operating segments [member] | Testing [member] | External [member]
Revenue
Revenue	4,394,726		5,243,997	5,899,600
Operating segments [member] | Assembly [member]
Revenue
Revenue	4,629,430		6,705,898	7,963,714
Operating profit (loss)	(1,180,481)		(93,585)	857,304
Depreciation expenses	(722,462)		(694,835)	(576,138)
Purchase of property, plant and equipment	568,289		957,790	1,553,475
Operating segments [member] | Assembly [member] | External [member]
Revenue
Revenue	4,629,430		6,705,898	7,963,714
Operating segments [member] | LCDD [member]
Revenue
Revenue	7,821,640		7,288,642	8,211,099
Operating profit (loss)	2,058,285		1,795,741	2,336,394
Depreciation expenses	(2,547,253)		(2,505,297)	(2,579,150)
Purchase of property, plant and equipment	1,756,590		2,677,489	2,748,697
Operating segments [member] | LCDD [member] | External [member]
Revenue
Revenue	7,821,640		7,288,642	8,211,099
Operating segments [member] | Bumping [member]
Revenue
Revenue	4,510,432		4,278,527	5,325,622
Operating profit (loss)	522,386		268,159	561,642
Depreciation expenses	(435,709)		(500,863)	(549,020)
Purchase of property, plant and equipment	152,908		196,521	408,751
Operating segments [member] | Bumping [member] | External [member]
Revenue
Revenue	4,510,432		4,278,527	5,325,622
Operating segments [member] | Others [member]
Revenue
Revenue	59,481		50,600	43,808
Operating profit (loss)	(6,194)		(6,821)	(6,987)
Depreciation expenses	(8,220)		(8,452)	(7,805)
Share of profit of associates	420,393		884,555	1,211,177
Interest income	193,189		57,199	9,980
Interest expense	(265,957)		(142,439)	(120,998)
Purchase of property, plant and equipment	1,526			420
Operating segments [member] | Others [member] | Intersegment [member]
Revenue
Revenue	59,481		50,600	43,808
Elimination [member]
Revenue
Revenue	(59,481)		(50,600)	(43,808)
Operating profit (loss)	(251)		(292)	15
Share of profit of associates	(200,502)		(430,840)	585,444
Elimination [member] | Intersegment [member]
Revenue
Revenue	$ (59,481)		$ (50,600)	$ (43,808)